Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (57,521)	R$ (150,309)
Additions	(164,714)	(583,614)
Reversals	63,757	504,860
Write-offs	131,745	174,848
Monetary correction by Hyperinflation		(215)
Exchange rate variation	(548)	(3,091)
Ending balance	(27,281)	(57,521)
Realizable Value Through Sale [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(26,308)	(66,671)
Additions	(38,540)	(461,373)
Reversals	63,757	504,860
Write-offs
Monetary correction by Hyperinflation
Exchange rate variation	(312)	(3,124)
Ending balance	(1,403)	(26,308)
Impaired Inventories [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(22,981)	(73,694)
Additions	(114,852)	(113,370)
Reversals
Write-offs	113,145	164,245
Monetary correction by Hyperinflation		(208)
Exchange rate variation	(173)	46
Ending balance	(24,861)	(22,981)
Obsolete Inventories [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(8,232)	(9,944)
Additions	(11,322)	(8,871)
Reversals
Write-offs	18,600	10,603
Monetary correction by Hyperinflation		(7)
Exchange rate variation	(63)	(13)
Ending balance	R$ (1,017)	R$ (8,232)